SCHEDULE OF CONTRACTUAL MATURITIES OF LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Within one year		$ 18,713
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Within one year		$ 18,713